Current and long-term debt - Unsecured senior notes due 2019 (Details) - USD ($)		1 Months Ended
	Mar. 18, 2019	Apr. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt outstanding				$ 2,910,315,000	$ 2,767,193,000
Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued			$ 50,000,000
Borrowings interest rate			8.25%
Drawdowns		$ 7,500,000	$ 55,300,000
Minimum denominations			25.00
Integral multiples			$ 25.00
Net borrowings limit			70.00%
Consolidated tangible net worth			$ 650,000,000.0
Debt outstanding				$ 57,500,000
Borrowings, Redemption, Period One [Member] | Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage			100.00%
Borrowings, Redemption, Period Two [Member] | Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage			101.00%
Debt transactions [Member] | Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	100.00%